AMG GW&K Small Cap Core Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2021
	Shares	Value
Common Stocks - 96.9%
Consumer Discretionary - 15.6%
Boot Barn Holdings, Inc.*	91,128	$8,098,545
Churchill Downs, Inc.	41,174	9,885,054
Chuy's Holdings, Inc.*,1	104,785	3,303,871
Five Below, Inc.*	28,155	4,978,086
Grand Canyon Education, Inc.*	91,234	8,024,943
Helen of Troy, Ltd.*	24,172	5,430,965
Lithia Motors, Inc., Class A	25,063	7,945,974
Ollie's Bargain Outlet Holdings, Inc.*,1	79,097	4,767,967
Oxford Industries, Inc.	64,272	5,795,406
Patrick Industries, Inc.	127,215	10,597,009
Revolve Group, Inc.*,1	66,301	4,095,413
Skyline Champion Corp.*	256,718	15,418,483
Texas Roadhouse, Inc.	148,862	13,595,566
Wolverine World Wide, Inc.	178,865	5,337,332

Total Consumer Discretionary		107,274,614
Consumer Staples - 2.6%
Central Garden & Pet Co., Class A*	196,977	8,470,011
Performance Food Group Co.*	209,227	9,720,686

Total Consumer Staples		18,190,697
Energy - 2.8%
Magnolia Oil & Gas Corp., Class A	598,212	10,642,192
Matador Resources Co.	228,500	8,692,140

Total Energy		19,334,332
Financials - 15.3%
Ameris Bancorp	214,669	11,137,028
AMERISAFE, Inc.	94,660	5,316,106
Cathay General Bancorp	209,470	8,669,963
Cohen & Steers, Inc.	103,304	8,653,776
Glacier Bancorp, Inc.	187,346	10,369,601
Horace Mann Educators Corp.	182,176	7,248,783
Houlihan Lokey, Inc.	103,067	9,492,471
Meridian Bancorp, Inc.	207,763	4,313,160
OceanFirst Financial Corp.	318,529	6,819,706
Open Lending Corp.*	104,142	3,756,402
Pacific Premier Bancorp, Inc.	237,478	9,841,088
Seacoast Banking Corp. of Florida	295,341	9,985,479
Stifel Financial Corp.	140,061	9,518,545

Total Financials		105,122,108
Health Care - 20.5%
AtriCure, Inc.*	131,884	9,172,532
Castle Biosciences, Inc.*	46,540	3,094,910
	Shares	Value

Covetrus, Inc.*	295,949	$5,368,515
CryoLife, Inc.*	238,272	5,311,083
CryoPort, Inc.*,1	129,441	8,609,121
Emergent BioSolutions, Inc.*	79,672	3,989,177
Globus Medical, Inc., Class A*	151,834	11,633,521
Halozyme Therapeutics, Inc.*	281,460	11,449,793
HealthEquity, Inc.*	109,335	7,080,535
ICU Medical, Inc.*	18,861	4,401,780
Integra LifeSciences Holdings Corp.*	121,076	8,291,284
LHC Group, Inc.*	32,850	5,154,494
Medpace Holdings, Inc.*	68,397	12,946,184
Phreesia, Inc.*	187,377	11,561,161
Progyny, Inc.*	151,430	8,480,080
Supernus Pharmaceuticals, Inc.*	252,411	6,731,801
Syneos Health, Inc.*	129,288	11,310,114
Veracyte, Inc.*	136,897	6,358,866

Total Health Care		140,944,951
Industrials - 13.5%
Alamo Group, Inc.	62,765	8,757,601
Allegiant Travel Co.*	36,991	7,231,001
Heartland Express, Inc.	252,222	4,040,596
Helios Technologies, Inc.	140,635	11,547,540
ICF International, Inc.	81,863	7,309,547
Primoris Services Corp.	252,113	6,174,247
RBC Bearings, Inc.*	53,838	11,424,424
Ritchie Bros. Auctioneers, Inc. (Canada)	145,140	8,949,332
The Shyft Group, Inc.	150,203	5,709,216
SPX Corp.*	169,743	9,072,763
UFP Industries, Inc.	138,248	9,398,099
US Ecology, Inc.*	110,376	3,570,664

Total Industrials		93,185,030
Information Technology - 15.2%
Brooks Automation, Inc.	125,534	12,848,405
Cerence, Inc.*,1	67,611	6,498,093
The Descartes Systems Group, Inc. (Canada)*	114,939	9,339,943
Endava PLC, ADR (United Kingdom)*	68,384	9,289,966
MACOM Technology Solutions Holdings, Inc.*,1	185,908	12,059,852
Novanta, Inc.*	66,905	10,336,823
Paycor HCM, Inc.*,1	127,092	4,468,555
Paylocity Holding Corp.*	37,627	10,550,611
Rapid7, Inc.*,1	106,666	12,055,391
Silicon Laboratories, Inc.*	59,286	8,309,526

AMG GW&K Small Cap Core Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 15.2% (continued)
Viavi Solutions, Inc.*	560,615	$8,824,080

Total Information Technology		104,581,245
Materials - 5.1%
Avient Corp.	267,880	12,416,238
Balchem Corp.	58,616	8,503,423
Compass Minerals International, Inc.	64,171	4,132,612
Minerals Technologies, Inc.	92,503	6,460,410
Silgan Holdings, Inc.	95,412	3,660,004

Total Materials		35,172,687
Real Estate - 4.3%
Agree Realty Corp., REIT	88,322	5,849,566
National Health Investors, Inc., REIT	86,610	4,633,635
Ryman Hospitality Properties, Inc., REIT *	83,383	6,979,157
STAG Industrial, Inc., REIT	302,953	11,890,905

Total Real Estate		29,353,263
Utilities - 2.0%
IDACORP, Inc.	65,426	6,763,740
	Shares	Value

NorthWestern Corp.	123,219	$7,060,449

Total Utilities		13,824,189

Total Common Stocks (Cost $445,343,943)		666,983,116

	Principal Amount
Short-Term Investments - 0.1%
Joint Repurchase Agreements - 0.1%[2]
Citigroup Global Markets, Inc., dated 09/30/21, due 10/01/21, 0.060% total to be received $342,835 (collateralized by various U.S. Treasuries, 0.125% - 2.750%, 06/30/22 - 02/15/28, totaling $349,691)	$342,834	342,834

Total Short-Term Investments (Cost $342,834)		342,834
Total Investments - 97.0% (Cost $445,686,777)		667,325,950
Other Assets, less Liabilities - 3.0%		20,945,481
Net Assets - 100.0%		$688,271,431

*	Non-income producing security.
[1]	Some of these securities, amounting to $36,726,545 or 5.3% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$666,983,116	—	—	$666,983,116
Short-Term Investments
Joint Repurchase Agreements	—	$342,834	—	342,834
Total Investments in Securities	$666,983,116	$342,834	—	$667,325,950

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended September 30, 2021, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$36,726,545	$342,834	$37,970,921	$38,313,755

AMG GW&K Small Cap Core Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the securities received as collateral for securities lending at September 30, 2021:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-6.875%	10/07/21-11/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.